Item 1. Report to Shareholders

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                 6 Months      Year
                    Ended     Ended
                  6/30/04  12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET VALUE

Beginning of
period          $  18.41   $  15.51   $  17.49   $  19.17   $  19.69   $  18.59

Investment
activities

  Net investment
  income (loss)     0.23*      0.41*      0.47       0.51       0.54       0.53

  Net realized
  and unrealized
  gain (loss)       0.12       2.91      (1.95)     (1.29)     (0.13)      1.34

  Total from
  investment
  activities        0.35       3.32      (1.48)     (0.78)      0.41       1.87

Distributions

  Net investment
  income           (0.22)     (0.42)     (0.47)     (0.52)     (0.53)     (0.54)

  Net realized
  gain                --         --      (0.03)     (0.38)     (0.40)     (0.23)

  Total
  distributions    (0.22)     (0.42)     (0.50)     (0.90)     (0.93)     (0.77)

NET ASSET VALUE

End of period   $  18.54   $  18.41   $  15.51   $  17.49   $  19.17   $  19.69
                ---------------------------------------------------------------

Ratios/Supplemental
Data

Total return^     1.91%*     21.71%*    (8.54)%    (3.98)%      2.09%     10.26%

Ratio of total
expenses to
average net
assets            0.72%*!     0.78%*      0.79%      0.83%      0.79%      0.79%

Ratio of net
investment
income (loss)
to average
net assets        2.47%*!     2.50%*      2.88%      2.84%      2.75%      2.80%

Portfolio
turnover rate     27.4%!      38.4%       49.1%      36.0%      16.5%      20.7%

Net assets,
end of period
(in millions)  $  2,143    $  2,048    $  1,582   $  1,791   $  1,896   $  2,091

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. Excludes expenses permanently waived (0.04% of average net assets) related to investments in T. Rowe Price mutual funds.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

Portfolio of Investments (1)                        Shares/$ Par          Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)


COMMON STOCKS   65.1%


CONSUMER DISCRETIONARY   7.3%


Automobiles   0.9%

Ford Motor                                               334,643          5,237

GM (ss.)                                                  95,700          4,459

Honda Motor (JPY)                                          1,400             67

Honda Motor ADR (ss.)                                     45,000          1,095

Peugeot (EUR)                                             24,239          1,351

Renault (EUR)                                             20,234          1,543

Toyota Motor (JPY)                                       163,700          6,617

                                                                         20,369

Distributors   0.2%

Genuine Parts (ss.)                                       81,975          3,253

                                                                          3,253

Hotels, Restaurants & Leisure   0.6%

Carnival                                                 100,000          4,700

Hilton                                                   100,000          1,866

McDonald's                                               156,200          4,062

Wendy's                                                   30,000          1,045

Whitbread (GBP)                                          137,022          2,043

                                                                         13,716

Household Durables   0.5%

Fortune Brands                                            40,000          3,017

Persimmon (GBP)                                           98,808          1,132

Pioneer (JPY) (ss.)                                       69,500          1,793

Sony (JPY)                                                66,300          2,492

Thomson (EUR)                                            106,394          2,101

                                                                         10,535

Leisure Equipment & Products   0.1%

Hasbro                                                    80,000          1,520

Noritsu Koki (JPY) (ss.)                                  13,000            315

                                                                          1,835

Media   2.9%

Aegis (GBP)                                              850,163          1,383

Astro All Asia (MYR) *                                    13,000             15

Astro All Asia, 144A (MYR) *                             208,100            251

British Sky Broadcast (GBP)                              176,784          1,993

Clear Channel Communications                             100,000          3,695

Comcast, Class A *                                       342,842          9,610

Cox Communications *                                      50,000          1,389

Disney                                                   362,617          9,243

Gannett                                                   27,600          2,342

Gestevision Telecino (EUR) *                               8,500            127

JC Decaux (EUR) (ss.)*                                   145,463          3,117

McGraw-Hill                                               71,800          5,498

New York Times, Class A                                   80,000          3,577

News Corporation (AUD)                                    11,460            101

News Corporation ADR (ss.)                                27,800            985

News Corporation ADR
(1 ADR represents 4 preferred
limited voting ordinary shares)                           31,000          1,019

Omnicom                                                   26,800          2,034

Reader's Digest, Class A                                  35,000            560

Time Warner *                                            289,550          5,090

Tribune                                                   40,000          1,822

Viacom (ss.)                                               9,000            327

Viacom, Class B                                          206,895          7,390

WPP Group ADR                                             13,700            702

                                                                         62,270

Multiline Retail   0.8%

May Department Stores                                     77,100          2,120

Sears                                                     40,000          1,510

Target                                                   323,400         13,735

                                                                         17,365

Specialty Retail   1.2%

CarMax (ss.)*                                             53,923          1,179

Esprit Holdings (HKD)                                    227,500          1,018

GAP                                                      207,300          5,027

Home Depot                                               311,000         10,947

RadioShack                                                80,000          2,290

Staples                                                   53,155          1,558

TJX                                                       92,000          2,221

Toys "R" Us (ss.)*                                        64,380          1,026

                                                                         25,266

Textiles, Apparel, & Luxury Goods   0.1%

Adidas-Salomon (EUR)                                      10,926          1,306

Yue Yuen Industrial (HKD) (ss.)                          552,000          1,330

                                                                          2,636

Total Consumer Discretionary                                            157,245


CONSUMER STAPLES   5.9%


Beverages   1.3%

Allied Domecq (GBP)                                      148,813          1,269

Anheuser-Busch                                            98,100          5,297

Coca-Cola                                                229,300         11,575

Kirin Brewery (JPY) (ss.)                                125,000          1,234

PepsiCo                                                  174,400          9,397

                                                                         28,772

Food & Staples Retailing   2.3%

Carrefour (EUR)                                           38,671          1,879

Casino Guichard-Perrachon (EUR) (ss.)                     20,319          1,835

Coles Myer (AUD)                                         290,086          1,732

Costco Wholesale                                         119,100          4,891

CVS                                                       50,000          2,101

J Sainsbury (GBP)                                        208,241          1,075

Kroger *                                                 222,900          4,057

METRO (EUR) (ss.)                                         36,886          1,751

Sysco                                                    126,000          4,520

Tesco (GBP)                                              358,510          1,730

Wal-Mart                                                 362,200         19,110

Wal-Mart de Mexico (MXN)                                 603,400          1,789

Walgreen                                                  50,000          1,810

                                                                         48,280

Food Products   0.6%

Campbell Soup                                             81,000          2,177

CSM GDS (EUR)                                             47,957          1,135

General Mills                                             72,500          3,446

Nestle (CHF)                                              13,163          3,512

Unilever (GBP)                                           333,839          3,274

                                                                         13,544

Household Products   1.1%

Colgate-Palmolive                                         67,300          3,934

Kimberly-Clark                                            75,400          4,967

Procter & Gamble                                         285,600         15,548

                                                                         24,449

Personal Products   0.2%

Gillette                                                  95,174          4,036

                                                                          4,036

Tobacco   0.4%

Altria Group                                             160,800          8,048

                                                                          8,048

Total Consumer Staples                                                  127,129


ENERGY   5.3%


Energy Equipment & Services   0.8%

Baker Hughes                                              30,000          1,129

BJ Services (ss.)*                                        98,400          4,511

FMC Technologies (ss.)*                                   72,228          2,080

Halliburton                                               93,742          2,837

Schlumberger                                             102,600          6,516

Transocean, Class C (ss.)*                                11,654            337

                                                                         17,410

Oil & Gas   4.5%

Amerada Hess (ss.)                                       103,500          8,196

BP (GBP)                                                 441,157          3,895

BP ADR                                                   230,902         12,370

ChevronTexaco                                            111,159         10,461

Cimarex Energy (ss.)*                                     21,258            643

ConocoPhillips                                            50,000          3,815

El Paso Energy (ss.)                                      47,766            376

ENI (EUR)                                                118,520          2,356

ENI S.p.A. ADR (ss.)                                      18,800          1,886

Exxon Mobil                                              685,326         30,435

Marathon Oil                                             156,100          5,907

Norsk Hydro (NOK) (ss.)                                   12,310            800

Petroleo Brasileiro (Petrobras) ADR (ss.)                104,000          2,621

Royal Dutch Petroleum ADS                                 30,000          1,550

Shell Transport & Trading (GBP)                          159,178          1,167

Shell Transport & Trading ADR                             69,000          3,084

Statoil ASA (NOK)                                        172,865          2,195

Total, Series B (EUR)                                     17,973          3,431

                                                                         95,188

Total Energy                                                            112,598


FINANCIALS   14.2%


Capital Markets   2.1%

Bank of New York                                         100,000          2,948

Credit Suisse Group (CHF) *                               74,610          2,652

Deutsche Bank (EUR)                                       22,835          1,796

Franklin Resources                                        98,000          4,908

Goldman Sachs Group                                       78,700          7,410

Lehman Brothers                                           50,000          3,763

Macquarie Bank (AUD)                                      52,507          1,237

Mellon Financial                                         172,600          5,062

Morgan Stanley                                           155,700          8,216

Nomura (JPY)                                             115,000          1,699

Piper Jaffray (ss.)*                                       4,804            217

State Street                                              96,000          4,708

Waddell & Reed Financial, Class A                         35,581            787

                                                                         45,403

Commercial Banks   5.0%

ABN Amro Holdings (EUR)                                   84,305          1,846

Alliance & Leicester (GBP)                               123,295          1,890

Anglo Irish Bank (EUR)                                    83,989          1,315

Australia & New Zealand Banking (AUD)                    132,948          1,689

Australia & New Zealand Banking ADR                       22,800          1,459

Banco Santander Central Hispano (EUR)                    207,900          2,160

Banco Santander Chile ADR (ss.)                           89,851          2,399

Bank Austria Creditanstalt (EUR) (ss.)                    25,371          1,490

Bank of America                                          307,849         26,050

Bank of Yokohama (JPY)                                   290,000          1,809

Barclays (GBP) (ss.)                                     651,582          5,549

Barclays ADR (ss.)                                         6,700            234

BNP Paribas (EUR)                                         68,515          4,219

Grupo Financiero Banorte (MXN)                           535,100          1,902

HBOS (GBP)                                               236,615          2,928

HSBC (GBP)                                               130,280          1,937

National Australia Bank (AUD)                            149,214          3,095

NORDEA (SEK)                                             571,999          4,123

Royal Bank of Scotland Group (GBP)                       134,871          3,883

SEB, Series A (SEK)                                       87,828          1,272

Societe Generale (EUR)                                    47,160          4,013

Sumitomo Mitsui Financial (JPY) (ss.)                        332          2,271

Svenska Handelsbanken, Series A (SEK) (ss.)              102,110          2,049

U.S. Bancorp                                             480,424         13,240

UniCredito Italiano (EUR)                                265,000          1,310

Wachovia                                                 271,919         12,100

                                                                        106,232

Consumer Finance   0.5%

AIFUL (JPY)                                               16,600          1,729

American Express                                         176,000          9,043

                                                                         10,772

Diversified Financial Services   1.9%

Citigroup                                                570,938         26,549

ING Groep GDS (EUR)                                       68,211          1,612

J.P. Morgan Chase                                        293,820         11,391

Moody's                                                   14,100            912

                                                                         40,464

Insurance   3.0%

Allianz (EUR)                                             14,936          1,620

Ambac                                                     33,300          2,446

American International Group                             285,718         20,366

Aviva (GBP)                                               98,167          1,013

CNP Assurances (EUR) (ss.)                                40,249          2,338

Genworth Financial, Class A *                             50,000          1,147

Insurance Australia Group (AUD)                          224,240            779

Marsh & McLennan                                         111,500          5,060

Mitsui Sumitomo Insurance (JPY)                          127,000          1,190

Prudential                                                64,000          2,974

QBE Insurance (AUD) (ss.)                                274,743          2,444

Royal & Sun Alliance (GBP)                               458,388            686

SAFECO                                                    50,000          2,200

Saint Paul Companies                                     245,534          9,954

Torchmark                                                 87,600          4,713

UnumProvident (ss.)                                      284,200          4,519

                                                                         63,449

Real Estate   0.7%

China Overseas Land (HKD)                              2,608,000            451

Corio (EUR)                                               16,481            703

General Property Trust (AUD)                             254,154            617

Goldcrest (JPY)                                            8,870            609

ProLogis Trust, REIT                                     321,450         10,582

Sun Hung Kai Properties (HKD)                            171,000          1,403

Westfield Trust (AUD) (ss.)                              483,958          1,483

                                                                         15,848

Thrifts & Mortgage Finance   1.0%

Bradford & Bingley (GBP)                                 260,538          1,315

Countrywide Financial                                     77,850          5,469

Fannie Mae                                                86,900          6,201

Freddie Mac                                               54,200          3,431

Hypo Real Estate (EUR) *                                  58,792          1,727

MGIC Investment                                           23,200          1,760

Radian Group                                              50,000          2,395

                                                                         22,298

Total Financials                                                        304,466

HEALTH CARE   7.4%


Biotechnology   0.4%

Amgen *                                                  131,000          7,149

CSL Limited (AUD)                                         24,779            384

                                                                          7,533

Health Care Equipment & Supplies   0.8%

Baxter International                                     111,500          3,848

Becton, Dickinson                                         60,000          3,108

Guidant                                                   42,400          2,370

Hospira *                                                 14,170            391

Medtronic                                                140,400          6,840

                                                                         16,557

Health Care Providers & Services   1.3%

Aetna                                                     52,695          4,479

Cardinal Health                                           96,908          6,788

Celesio (EUR)                                             18,969          1,135

Health Management                                         81,252          1,822

Medco *                                                   58,637          2,199

UnitedHealth Group                                       196,600         12,238

                                                                         28,661

Pharmaceuticals   4.9%

Abbott Laboratories                                      141,700          5,776

AstraZeneca ADR                                           70,800          3,231

Aventis (EUR) (ss.)                                        8,571            648

Bristol-Myers Squibb                                     154,700          3,790

Eisai (JPY)                                               31,800            913

Eli Lilly                                                100,000          6,991

Forest Laboratories *                                     50,000          2,831

GlaxoSmithKline (GBP)                                     73,591          1,489

GlaxoSmithKline ADR (ss.)                                215,522          8,936

Johnson & Johnson                                        191,500         10,667

Kobayashi Pharmaceutical (JPY)                            41,000          1,181

Merck                                                    196,000          9,310

Novartis (CHF)                                           147,638          6,516

Pfizer                                                   916,810         31,428

Sanofi-Synthelabo (EUR) (ss.)                             37,510          2,380

Takeda Chemical Industries (JPY)                          42,500          1,862

Wyeth                                                    210,800          7,622

                                                                        105,571

Total Health Care                                                       158,322


INDUSTRIALS & BUSINESS SERVICES   7.8%


Aerospace & Defense   1.4%

Boeing                                                    95,900          4,900

European Aeronautic Defense & Space (EUR)                 47,000          1,310

Honeywell International                                  177,900          6,516

Lockheed Martin                                          135,811          7,073

Northrop Grumman                                          98,942          5,313

United Technologies                                       48,400          4,428

                                                                         29,540

Air Freight & Logistics   0.2%

UPS, Class B                                              57,000          4,285

                                                                          4,285

Airlines   0.0%

Qantas Airways (AUD)                                     232,997            570

                                                                            570

Building Products   0.1%

Masco                                                     99,800          3,112

                                                                          3,112

Commercial Services & Supplies   0.2%

Waste Management                                         176,295          5,403

                                                                          5,403

Construction & Engineering   0.2%

Acciona (EUR)                                             28,145          1,752

AMEC (GBP)                                               364,193          1,802

                                                                          3,554

Electrical Equipment   0.1%

Draka (EUR) (ss.)                                         53,709          1,017

Sumitomo Electric Industries (JPY)                        92,000            937

                                                                          1,954

Industrial Conglomerates   3.0%

3M                                                        47,200          4,248

GE                                                     1,254,400         40,643

Hutchison Whampoa (HKD)                                  222,000          1,516

Sembcorp (SGD)                                         1,720,000          1,339

Siemens (EUR)                                             63,366          4,562

Tyco International                                       362,964         12,029

                                                                         64,337

Machinery   1.6%

Caterpillar                                               50,000          3,972

Danaher                                                  192,400          9,976

Deere                                                    131,500          9,223

Fanuc (JPY)                                               20,300          1,209

Guinness Peat Group (NZD)                                485,026            598

ITT Industries                                           100,000          8,300

Mitsubishi Heavy Industries (JPY)                        437,000          1,183

                                                                         34,461

Marine   0.1%

Nippon Yusen (JPY) (ss.)                                 315,000          1,449

                                                                          1,449

Road & Rail   0.7%

Arriva (GBP)                                             235,452          1,759

Burlington Northern Santa Fe                              75,300          2,641

CSX                                                       90,000          2,949

Landstar Systems (ss.)*                                   80,000          4,229

Norfolk Southern                                          93,200          2,472

Union Pacific                                             29,000          1,724

                                                                         15,774

Trading Companies & Distributors   0.2%

Mitsubishi (JPY)                                         206,000          1,997

Sumitomo (JPY)                                           233,000          1,687

                                                                          3,684

Total Industrials & Business Services                                   168,123

INFORMATION TECHNOLOGY   8.7%


Communications Equipment   1.0%

Cisco Systems *                                          423,900         10,047

Motorola                                                 278,600          5,085

Nokia (EUR)                                               50,684            732

Nokia ADR                                                 72,000          1,047

QUALCOMM                                                  44,000          3,211

Sagem (EUR)                                               11,489          1,283

Uniden (JPY)                                              34,000            735

                                                                         22,140

Computers & Peripherals   1.5%

Dell *                                                   301,600         10,803

Hewlett-Packard                                          295,680          6,239

IBM                                                      144,100         12,703

Lexmark International, Class A *                          25,000          2,413

                                                                         32,158

Electronic Equipment & Instruments   0.5%

Flextronics *                                            180,000          2,871

Jabil Circuit (ss.)*                                     121,800          3,067

Kyocera (JPY)                                             16,500          1,397

TDK (JPY)                                                 30,000          2,272

                                                                          9,607

Internet Software & Services   0.3%

InterActiveCorp *(ss.)                                   118,000          3,556

VeriSign *                                               130,000          2,587

                                                                          6,143

IT Services   0.5%

Automatic Data Processing                                 78,000          3,267

Certegy                                                    8,900            345

DST Systems (ss.)*                                        50,000          2,404

Paychex                                                   94,540          3,203

Sabre Holdings                                            28,906            801

                                                                         10,020

Office Electronics   0.2%

Canon (JPY) (ss.)                                         76,000          3,996

                                                                          3,996

Semiconductor & Semiconductor Equipment   2.1%

Altera *                                                 152,000          3,377

Analog Devices                                           149,000          7,015

Applied Materials *                                      160,000          3,139

Intel                                                    508,400         14,032

Jenoptik (EUR) (ss.)*                                     59,600            641

KLA-Tencor *                                              60,000          2,963

Linear Technology                                        115,000          4,539

Maxim Integrated Products                                111,500          5,845

Semiconductor Manufacturing ADR (ss.)*                    31,100            334

Texas Instruments                                        100,000          2,418

Xilinx                                                    50,400          1,679

                                                                         45,982

Software   2.6%

Adobe Systems                                            100,000          4,650

Electronic Arts *                                         30,000          1,637

Intuit *                                                 167,200          6,451

Microsoft                                                949,800         27,126

NEC Soft (JPY)                                            16,600            462

Oracle *                                                 727,000          8,673

SAP (EUR)                                                 23,342          3,874

VERITAS Software *                                       115,000          3,185

                                                                         56,058

Total Information Technology                                            186,104


MATERIALS   3.9%


Chemicals   1.2%

BASF (EUR)                                                47,593          2,550

Degussa (EUR) (ss.)                                       57,258          1,905

Dow Chemical                                             167,200          6,805

DuPont                                                    56,315          2,502

FMC (ss.)*                                                42,000          1,811

Great Lakes Chemical (ss.)                                25,000            676

Kaneka (JPY)                                             118,000          1,115

Potash Corp./Saskatchewan                                 31,000          3,004

Rohm & Haas                                               53,417          2,221

Teijin (JPY)                                             376,000          1,403

Valspar (ss.)                                             36,200          1,826

Yara International (NOK) *                                12,310             99

                                                                         25,917

Construction Materials   0.4%

Boral (AUD)                                              786,445          3,531

Cemex (MXN)                                              333,700          1,930

Lafarge (EUR)                                              5,657            505

RMC (GBP)                                                160,279          1,764

                                                                          7,730

Metals & Mining   1.9%

Alcoa                                                    167,860          5,544

Anglo American (GBP)                                      45,122            923

Bluescope Steel (AUD)                                    599,976          2,811

Inco (ss.)*                                              200,000          6,912

Newmont Mining                                            60,000          2,326

Nippon Steel (JPY)                                       798,000          1,671

Nucor (ss.)                                              132,000         10,132

Phelps Dodge *                                           119,300          9,247

SSAB Svenskt Stal, Series A (SEK) (ss.)                   97,124          1,639

                                                                         41,205

Paper & Forest Products   0.4%

Georgia-Pacific                                           61,135          2,261

International Paper                                      100,000          4,470

MeadWestvaco                                              30,000            882

Weyerhaeuser                                              12,700            801

                                                                          8,414

Total Materials                                                          83,266


TELECOMMUNICATION SERVICES   2.4%


Diversified Telecommunication Services   1.5%

Alltel                                                    89,100          4,510

SBC Communications                                       252,540          6,124

Sprint                                                   101,800          1,792

Tele Norte Leste Participacoes ADR (ss.)                  92,300          1,175

Tele2 AB, Series B (SEK) (ss.)                            56,901          2,495

Telecom Italia (EUR)                                     584,490          1,819

Telmex ADR                                                36,300          1,208

Verizon Communications                                   356,730         12,910

                                                                         32,033

Wireless Telecommunication Services   0.9%

America Movil ADR, Series L                               48,300          1,757

Bouygues (EUR)                                            61,174          2,051

China Unicom (HKD) (ss.)                                 586,000            462

KDDI (JPY)                                                   362          2,066

mm02 (GBP) *                                           1,389,562          2,336

Nextel Communications, Class A *                         100,000          2,666

SK Telecom ADR (ss.)                                      45,810            962

Telecom Italia Mobile (EUR)                              421,308          2,391

Vodafone Group ADR (ss.)                                 152,700          3,375

Vodafone Group (GBP)                                     238,592            522

                                                                         18,588

Total Telecommunication Services                                         50,621


UTILITIES   2.2%


Electric Utilities   1.9%

E.On (EUR)                                                48,822          3,527

El Paso Electric (ss.)*                                  100,000          1,544

Entergy                                                   81,400          4,559

Exelon                                                   252,050          8,391

FirstEnergy                                              139,054          5,202

Hong Kong Electric (HKD)                                 193,571            802

Iberdrola (EUR) (ss.)                                    113,076          2,390

Pinnacle West Capital (ss.)                               50,000          2,019

Tohoku Electric Power (JPY)                              144,700          2,432

TXU (ss.)                                                216,500          8,770

                                                                         39,636

Gas Utilities   0.2%

Australian Gas Light (AUD)                                92,351            779

Centrica (GBP)                                           696,924          2,836

                                                                          3,615

Multi-Utilities & Unregulated Power   0.1%

Duke Energy (ss.)                                        156,230          3,170

                                                                          3,170

Total Utilities                                                          46,421


Total Common Stocks (Cost  $918,221)                                  1,394,295


CONVERTIBLE PREFERRED STOCKS   0.2%


Reckson Associates Realty, 7.625%                        200,000          5,220


Total Convertible Preferred
Stocks (Cost  $4,793)                                                     5,220


PREFERRED STOCKS   0.1%


Porsche (EUR)                                              2,740          1,836


Total Preferred Stocks (Cost  $888)                                       1,836


CORPORATE BONDS   8.8%


Abbey National First Capital,
8.20%, 10/15/04                                        1,205,000          1,226

AIG SunAmerica Global Financing,
144A, 7.60%, 6/15/05 !!                                2,600,000          2,718

Alcan Aluminum, 4.875%, 9/15/12                          700,000            680

America Movil, 144A, 4.125%, 3/1/09                      545,000            512

American Electric Power, Series C,
5.375%, 3/15/10                                          180,000            184

Anheuser-Busch, 5.75%, 4/1/10                          5,000,000          5,283

AOL Time Warner, 7.625%, 4/15/31                       1,625,000          1,782

AT&T, STEP, 8.75%, 11/15/31                            1,025,000            997

Bank of America, 4.875%, 9/15/12                         500,000            488

Bank of Boston Capital Trust,
8.25%, 12/15/26                                        1,000,000          1,108

Bank One, 5.50%, 3/26/07                               2,000,000          2,100

BankAmerica, 6.625%, 8/1/07                            3,000,000          3,240

BB&T
    4.75%, 10/1/12                                       935,000            901

    6.375%, 6/30/25                                    3,000,000          3,118

Bear Stearns, 4.00%, 1/31/08                             750,000            749

BHP Finance
    4.80%, 4/15/13                                       255,000            249

    6.69%, 3/1/06                                      2,000,000          2,119

Boeing, 8.75%, 8/15/21                                 2,000,000          2,505

Bottling Group, 4.625%, 11/15/12                         450,000            437

BP Capital Markets, 2.35%, 6/15/06                       500,000            495

Bristol-Myers Squibb, 5.75%, 10/1/11                   1,000,000          1,038

British Telecommunications, VR,
8.375%, 12/15/10                                       1,000,000          1,165

Burlington Northern Santa Fe, ETC,
7.33%, 6/23/10                                           490,906            492

Canadian Natural Resources,
6.45%, 6/30/33                                           500,000            509

Capital One Bank
    4.25%, 12/1/08                                       400,000            392

    4.875%, 5/15/08                                    1,000,000          1,013

Cardinal Health, 4.00%, 6/15/15                          425,000            372

Caterpillar Financial Services,
3.10%, 5/15/07                                           500,000            494

Celulosa Arauco Y Constitucion,
8.625%, 8/15/10                                          800,000            932

Chevron Phillips Chemical,
5.375%, 6/15/07                                          560,000            583

CIT Group, 7.75%, 4/2/12                               1,960,000          2,235

Citigroup
    6.625%, 6/15/32                                    2,000,000          2,065

    7.25%, 10/1/10                                     1,300,000          1,454

Clear Channel Communications,
6.00%, 11/1/06                                         1,000,000          1,050

Coca-Cola Bottling, 7.20%, 7/1/09                      5,000,000          5,517

Comcast Cable Communications,
6.75%, 1/30/11                                         1,750,000          1,887

Consolidated Natural Gas, 5.00%, 3/1/14                1,500,000          1,445

Countrywide Funding, 6.875%, 9/15/05                     860,000            899

Cox Communications, 7.125%, 10/1/12                      300,000            329

Credit Suisse First Boston (USA),
6.50%, 1/15/12                                         1,175,000          1,257

Deutsche Telekom International Finance
STEP, 8.50%, 6/15/10                                   1,150,000          1,341

Duke Capital, 7.50%, 10/1/09                           1,000,000          1,106

DuPont, 6.875%, 10/15/09                                 660,000            738

Energy East, 6.75%, 9/15/33                            1,000,000          1,004

Enron Oil & Gas, 6.50%, 12/1/07                        4,000,000          4,309

EOP Operating, 6.80%, 1/15/09                          1,250,000          1,353

Equitable Resources, 7.75%, 7/15/26                    2,000,000          2,287

Erac USA Finance, 144A, 8.00%, 1/15/11                 2,500,000          2,888

ERP Operating, 6.95%, 3/2/11                             710,000            784

Exelon Generation, 6.95%, 6/15/11                        375,000            411

Federal Express, 9.95%, 8/15/06                          500,000            567

First Data, 4.70%, 8/1/13                                800,000            773

First Union, 7.55%, 8/18/05                            3,000,000          3,161

Florida Power & Light, 5.95%, 10/1/33                    400,000            394

Food Lion, 8.05%, 4/15/27                              1,900,000          1,907

Ford Capital, 9.50%, 6/1/10                            4,000,000          4,535

Ford Motor, 7.375%, 10/28/09                             600,000            641

Ford Motor Credit, 7.00%, 10/1/13                      1,000,000          1,010

France Telecom, STEP, 8.75%, 3/1/11                    1,590,000          1,840

General Electric Capital
    3.125%, 4/1/09                                     3,000,000          2,851

    5.45%, 1/15/13                                     2,500,000          2,538

General Motors
    7.125%, 7/15/13                                    1,000,000          1,028

    8.25%, 7/15/23                                     2,750,000          2,873

Goldman Sachs Group, 6.60%, 1/15/12                    2,500,000          2,684

Hewlett Packard, 5.50%, 7/1/07                           500,000            526

Household Finance, 6.375%, 10/15/11                    3,200,000          3,418

IBM, 6.45%, 8/1/07                                       500,000            541

International Lease Finance, 3.75%, 8/1/07               400,000            397

Jefferson Pilot, 144A, 8.14%, 1/15/46                  1,500,000          1,615

Kimberly-Clark, 6.375%, 1/1/28                         5,000,000          5,232

Kraft Foods, 5.625%, 11/1/11                           1,000,000          1,018

Kroger, 8.05%, 2/1/10                                  2,500,000          2,858

Lehman Brothers, 4.80%, 3/13/14                        1,525,000          1,430

Liberty Media, 3.50%, 9/25/06                            480,000            479

Manufacturers & Traders Trust,
8.00%, 10/1/10                                         1,625,000          1,879

Marsh & McLennan, 3.625%, 2/15/08                         50,000             49

MBNA America Bank, 6.50%, 6/20/06                      1,500,000          1,591

Mellon Funding, 5.00%, 12/1/14                         1,000,000            963

Merrill Lynch, 6.50%, 7/15/18                          1,000,000          1,054

Morgan Stanley, 6.875%, 3/1/07                         4,000,000          4,323

New Jersey Bell Telephone,
6.80%, 12/15/24                                        2,500,000          2,524

News America Holdings, 9.25%, 2/1/13                   3,090,000          3,889

Niagara Mohawk Power, 7.625%, 10/1/05                  1,512,195          1,598

Noram Energy, 6.50%, 2/1/08                              521,000            549

Norfolk Southern, 7.80%, 5/15/27                         500,000            576

Northrop Grumman, 7.875%, 3/1/26                         500,000            582

NYNEX, 9.55%, 5/1/10                                     514,912            599

Oracle, 6.91%, 2/15/07                                 3,000,000          3,235

Pacific Gas & Electric
    3.60%, 3/1/09                                        500,000            482

    4.80%, 3/1/14                                      1,000,000            948

Panhandle Eastern Pipeline, 4.80%, 8/15/08               335,000            336

Pemex Project Funding Master Trust,
7.375%, 12/15/14                                       2,500,000          2,553

Petrobras International, 9.875%, 5/9/08                1,340,000          1,464

Phillips Petroleum, 7.00%, 3/30/29                     4,000,000          4,394

PNC Funding, 5.25%, 11/15/15                           1,000,000            952

PPL Energy Supply, 6.40%, 11/1/11                        940,000            992

Procter & Gamble, 4.85%, 12/15/15                        500,000            483

Public Service Company of Colorado,
7.875%, 10/1/12                                          940,000          1,109

Pulte, 7.875%, 8/1/11                                    750,000            848

Reed Elsevier, 6.125%, 8/1/06                          1,000,000          1,058

Royal Bank of Canada, 3.875%, 5/4/09                     350,000            345

Royal Bank of Scotland Group,
5.00%, 10/1/14                                         1,000,000            958

Saint Paul Travelers Companies,
5.75%, 3/15/07                                         1,525,000          1,600

SBC Communications, 6.25%, 3/15/11                     1,100,000          1,170

Sempra Energy, 6.00%, 2/1/13                             790,000            816

Southern California Edison
    4.65%, 4/1/15                                        500,000            466

    6.00%, 1/15/34                                     1,000,000            961

Sprint Capital, 6.875%, 11/15/28                         600,000            575

State Street, 7.65%, 6/15/10                           2,225,000          2,575

Suntrust, 2.50%, 5/4/06                                1,000,000            992

Synovus Financial, 4.875%, 2/15/13                       390,000            373

Telecom Italia, 144A, 5.25%, 11/15/13                  1,000,000            968

Telefonica Europe, 7.35%, 9/15/05                      1,660,000          1,748

Telefonos De Mexico, 4.50%, 11/19/08                     270,000            260

Telus, 7.50%, 6/1/07                                     400,000            436

Tenneco Packaging, 7.20%, 12/15/05                     1,000,000          1,055

Time Warner, 7.48%, 1/15/08                            1,400,000          1,538

Travelers Property Casualty,
6.75%, 11/15/06                                        1,500,000          1,604

TXU Energy, 7.00%, 3/15/13                               250,000            273

Tyco International, 6.375%, 10/15/11                     750,000            802

Unilever Capital, 7.125%, 11/1/10                        430,000            485

Union Bank Switzerland, 7.25%, 7/15/06                 1,000,000          1,079

Union Pacific, 6.50%, 4/15/12                          2,000,000          2,152

UST, 6.625%, 7/15/12                                   1,200,000          1,299

Verizon Global Funding Corporation,
6.875%, 6/15/12                                          130,000            142

Viacom, 6.625%, 5/15/11                                  750,000            816

Vodafone, 5.375%, 1/30/15                                600,000            591

Washington Mutual, 4.375%, 1/15/08                     1,250,000          1,264

Wells Fargo Financial, 5.50%, 8/1/12                   2,000,000          2,045

Weyerhaeuser, 5.95%, 11/1/08                             750,000            792

Willamette Industries, 7.85%, 7/1/26                   1,000,000          1,130

XL Capital Finance, 6.50%, 1/15/12                     1,250,000          1,346

Yum! Brands, 7.70%, 7/1/12                               500,000            571

Total Corporate Bonds (Cost  $181,527)                                  188,813


ASSET-BACKED SECURITIES   0.3%


American Express Credit Card Master Trust
Series 2000-1, Class A, 7.20%, 9/17/07                 1,135,000          1,171

Citibank Credit Card Issuance Trust,
6.90%, 10/15/07                                        2,800,000          2,949

Hyundai Auto Receivables Trust
Series 2003-A, Class A4, 3.02%, 10/15/10                 325,000            320

Peco Energy Transition Trust
Series 2001-A, Class A1, VR, 6.52%, 12/31/10             450,000            494

Total Asset-Backed Securities (Cost  $4,926)                              4,934

FOREIGN GOVERNMENT OBLIGATIONS &
AGENCY OBLIGATIONS   1.2%

Asian Development Bank
    4.875%, 2/5/07                                       200,000            208

    6.64%, 5/27/14                                     1,000,000          1,117

Canada Mortgage & Housing, 2.95%, 6/2/08                 500,000            486

European Investment Bank
    2.70%, 4/20/07                                       500,000            490

    3.375%, 6/12/13                                    1,000,000            914

  STEP, 4.00%, 8/30/05                                   850,000            865

Export Import Bank of Korea,
144A, 5.25%, 2/10/14                                     500,000            480

Government of Malaysia, 7.50%, 7/15/11                   420,000            477

Hydro-Quebec, 7.50%, 4/1/16                            1,000,000          1,195

Inter-American Development Bank,
6.375%, 10/22/07                                       1,100,000          1,194

International Bank For
Reconstruction & Development
    5.00%, 3/28/06 (ss.)                               1,350,000          1,402

    7.625%, 1/19/23                                    1,800,000          2,214

Province of Manitoba, 7.50%, 2/22/10                   5,600,000          6,482

Province of Ontario, 6.00%, 2/21/06                    2,650,000          2,781

Province of Quebec, 7.00%, 1/30/07                     1,000,000          1,089

Republic of Chile, 5.50%, 1/15/13                        115,000            116

Republic of Italy
    2.50%, 3/31/06                                     1,000,000            994

    4.375%, 6/15/13                                      330,000            318

    5.375%, 6/15/33                                      330,000            307

Republic of Korea, 8.875%, 4/15/08                       424,000            493

Republic of South Africa, 6.50%, 6/2/14                  250,000            252

United Mexican States (Mexico),
7.50%, 1/14/12 (ss.)                                   2,000,000          2,157

Total Foreign Government
Obligations & Agency Obligations
(Cost $25,088)                                                          26,031

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 0.8%


DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO, VR,
7.30%, 6/10/32                                         2,850,000          3,172

GMAC Commercial Mortgage Securities
Series 2001-C2, Class A2, CMO,
6.70%, 4/15/34                                         4,200,000          4,584

Greenwich Capital Commercial Funding
Series 2004-9GIA, Class A2, CMO,
3.835%, 6/10/36                                        1,500,000          1,495

J.P. Morgan Chase Commercial Mortgage
Series 2001-CIBC, Class A3, CMO,
6.26%, 3/15/33                                         2,325,000          2,506

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO,
3.246%, 3/15/29                                        2,625,000          2,500

Morgan Stanley Dean Witter Capital
Series 2002, Class A2, CMO,
5.98%, 1/15/39                                         2,800,000          2,965


Total Non-U.S. Government Mortgage-
Backed Securities
(Cost  $17,473)                                                          17,222


U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 3.0%

U.S. Government Agency Obligations (+/-) 1.5%

Federal Home Loan Mortgage
    6.00%, 12/1/33                                        57,639             59

    6.50%, 8/1/32                                        597,516            624

    7.00%, 6/1/32                                      1,247,735          1,316

  TBA, 6.00%, 1/1/34                                     913,000            932

Federal National Mortgage Assn.
    4.50%, 5/1/18 - 1/1/19                             8,217,106          8,063

    5.00%, 9/1/33 - 5/1/34                             2,459,963          2,381

    5.50%, 5/1 - 10/1/17                               4,172,573          4,276

    6.50%, 3/1/16 - 12/1/32                            1,842,782          1,934

    7.00%, 10/1/29 - 4/1/32                              858,553            907

  CMO, 6.00%, 10/25/08                                 3,835,000          4,015

  TBA, 6.00%, 1/1/34                                   7,086,000          7,232

U.S. Department of Veteran Affairs
CMO, VR, 9.609%, 3/15/25                                 208,469            224

U.S. Government Obligations 1.5%

Government National Mortgage Assn.
    5.00%, 9/20/33                                     2,822,630          2,739

    5.50%, 2/20/34                                    15,628,466         15,620

    6.00%, 2/15/14 - 2/20/34                           2,181,641          2,247

    6.50%, 9/15/25 - 4/15/29                           1,815,696          1,902

    7.00%, 12/15/23 - 3/15/31                          1,493,093          1,591

    7.50%, 9/15/22 - 5/15/26                             892,824            965

    8.00%, 6/15/17 - 11/15/25                            746,117            818

    8.50%, 3/15/05 - 6/20/26                             632,902            695

    9.00%, 2/15 - 6/20/20                                 89,682            100

    9.50%, 8/15/09 - 8/20/22                              87,805             98

    10.00%, 11/15/09 - 1/20/22                            11,826             13

    10.50%, 5/15/15                                        4,161              5

    11.00%, 3/15/10 - 1/15/20                            164,710            186

    11.50%, 3/15/10 - 3/15/16                            225,089            258

  ARM, 5.75%, 8/20/23                                     18,096             18

  TBA, 6.00%, 1/1/34                                   5,430,000          5,559


Total U.S. Government & Agency Mortgage-
Backed Securities
(Cost  $64,323)                                                          64,777


U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)   11.2%


U.S. Government Agency Obligations (+/-) 2.7%

Federal Home Loan Bank
    5.75%, 5/15/12 (ss.)                               6,375,000          6,714

    6.34%, 10/19/05                                    4,875,000          5,116

Federal Home Loan Mortgage
    2.75%, 3/15/08 (ss.)                                 150,000            144

    5.125%, 7/15/12 (ss.)                                582,000            589

    6.625%, 9/15/09 (ss.)                              7,500,000          8,290

    7.00%, 7/15/05                                    11,280,000         11,823

Federal National Mortgage Assn.
    5.25%, 8/1/12 (ss.)                                3,310,000          3,306

    6.47%, 9/25/12                                     3,000,000          3,299

    6.625%, 9/15/09 (ss.)                              7,500,000          8,290

    7.125%, 2/15/05                                   10,000,000         10,315

U.S. Treasury Obligations 8.5%

U.S. Treasury Bonds
    5.375%, 2/15/31 (ss.)                             16,995,000         17,141

    6.25%, 8/15/23 - 5/15/30 (ss.)                     1,675,000          1,863

    6.50%, 11/15/26 (ss.)                             16,000,000         18,295

    7.125%, 2/15/23 (ss.)                                300,000            364

    7.25%, 5/15/16 (ss.)                               8,500,000         10,274

    8.125%, 8/15/19 (ss.)                                300,000            393

    8.75%, 5/15/20                                     1,000,000          1,383

    9.25%, 2/15/16 (ss.)                               3,000,000          4,165

    11.625%, 11/15/04                                     20,000             21

    13.875%, 5/15/11 (ss.)                               190,000            229

U.S. Treasury Notes
    1.625%, 4/30/05 - 2/28/06 (ss.)                   32,750,000         32,330

    2.00%, 5/15/06 (ss.)                              11,000,000         10,871

    3.00%, 11/15/07 (ss.)                              5,700,000          5,647

    3.125%, 5/15/07                                    5,000,000          5,001

    3.25%, 8/15/07                                    16,500,000         16,518

    3.875%, 2/15/13 (ss.)                              8,000,000          7,647

    4.25%, 11/15/13 (ss.)                              5,000,000          4,867

    4.375%, 5/15/07 - 8/15/12 (ss.)                   10,945,000         11,215

    4.625%, 5/15/06 (ss.)                             19,000,000         19,677

    4.75%, 11/15/08 (ss.)                             13,019,000         13,603

    7.875%, 11/15/04                                     150,000            153


Total U.S. Government Agency Obligations
(excluding Mortgage-Backed) (Cost  $239,836)                            239,543


DOMESTIC BOND MUTUAL FUNDS   6.9%


T. Rowe Price Institutional
High Yield Fund, 7.88% p!                             13,882,125        148,261


Total Domestic Bond Mutual
Funds (Cost  $145,892)                                                  148,261

SHORT-TERM INVESTMENTS   3.2%


Money Market Fund   3.2%

T. Rowe Price Reserve Investment Fund, 1.16% #        69,477,194         69,477


Total Short-Term Investments (Cost  $69,477)                             69,477


SECURITIES LENDING COLLATERAL   14.7%


Money Market Pooled Account   1.5%

Investment in money market pooled account
managed by JP Morgan Chase Bank,
London, 1.15% #                                       31,390,374         31,390

Money Market Trust   13.2%

State Street Bank and Trust Company of
New Hampshire N.A. Securities Lending
Quality Trust units, 1.22% #                         283,108,915        283,109

Total Securities Lending
Collateral (Cost  $314,499)                                             314,499

Total Investments in Securities

115.5% of Net Assets (Cost $1,986,943)                     $          2,474,908
                                                           --------------------

(1)   Denominated in U.S. dollars unless otherwise noted

#     Seven-day yield

*     Non-income producing

(ss.) All or a portion of this security is on loan at June 30, 2004 - See Note 2

(+/-) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

!     Affiliated company - See Note 2.

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total value of such securities at period-end amounts to $2,718 and represents 0.1% of net assets

p     SEC yield

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $9,432 and represents 0.4% of net assets

ADR   American Depository Receipts

ADS   American Depository Shares

ARM   Adjustable Rate Mortgage

AUD   Australian dollar

CHF   Swiss franc

CMO   Collateralized Mortgage Obligation

ETC   Equipment Trust Certificate

EUR   Euro

GBP   British pound

GDS   Global Depository Shares

HKD   Hong Kong dollar

JPY   Japanese yen

MXN   Mexican peso

MYR   Malaysian ringgit

NOK   Norwegian krone

NZD   New Zealand dollar

REIT  Real Estate Investment Trust

SEK   Swedish krona

SGD   Singapore dollar

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

TBA   To Be Announced security was purchased on a forward commitment basis

VR    Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value

  Affiliated companies (cost $145,892)                     $            148,261

  Other companies (cost $1,841,051)                                   2,326,647

Total investments in securities                                       2,474,908

Other assets                                                             14,558

Total assets                                                          2,489,466

Liabilities

Obligation to return securities lending collateral                      314,499

Other liabilities                                                        31,830

Total liabilities                                                       346,329

NET ASSETS                                                 $          2,143,137
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                837

Undistributed net realized gain (loss)                                    4,052

Net unrealized gain (loss)                                              487,969

Paid-in-capital applicable to 115,610,438 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                       1,650,279

NET ASSETS                                                 $          2,143,137
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              18.54
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04
Investment Income (Loss)

Income

  Dividend                                                         $     20,751

  Interest                                                               12,718

  Securities lending                                                        399

  Total income                                                           33,868

Expenses

  Investment management                                                   4,554

  Shareholder servicing                                                   2,859

  Custody and accounting                                                    155

  Registration                                                               58

  Prospectus and shareholder reports                                         14

  Legal and audit                                                             9

  Directors                                                                   4

  Miscellaneous                                                               2

  Total expenses                                                          7,655

Net investment income (loss)                                             26,213

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             14,292

  Foreign currency transactions                                            (117)

  Net realized gain (loss)                                               14,175

Change in net unrealized gain (loss)

  Securities                                                             (1,301)

  Other assets and liabilities
  denominated in foreign currencies                                          (5)

  Change in net unrealized gain (loss)                                   (1,306)

Net realized and unrealized gain (loss)                                  12,869

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             39,082
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                          6 Months         Year
                                                             Ended        Ended
                                                           6/30/04     12/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                        $     26,213  $    44,732

  Net realized gain (loss)                                  14,175       15,370

  Change in net unrealized gain (loss)                      (1,306)     302,161

  Increase (decrease) in net assets from operations         39,082      362,263

Distributions to shareholders

  Net investment income                                    (25,376)     (45,522)

Capital share transactions *

  Shares sold                                              266,066      402,481

  Distributions reinvested                                  24,508       43,840

  Shares redeemed                                         (208,789)    (297,199)

  Increase (decrease) in net assets from capital
  share transactions                                        81,785      149,122

Net Assets

Increase (decrease) during period                           95,491      465,863

Beginning of period                                      2,047,646    1,581,783

End of period                                         $  2,143,137 $  2,047,646
                                                      -------------------------

(Including undistributed net investment
income of $837 at 6/30/04 and
$0 at 12/31/03)

*Share information
  Shares sold                                               14,298       24,597

  Distributions reinvested                                   1,323        2,618

  Shares redeemed                                          (11,235)     (18,004)

  Increase (decrease) in shares outstanding                  4,386        9,211

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES


T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on December 31, 1939. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $5,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS


Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2004, the value of loaned securities was $316,461,000; aggregate collateral consisted of $314,499,000 in money market pooled accounts and U.S. government securities valued at $10,740,000.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At June 30, 2004, the fund's investment in the T. Rowe Price High Yield Fund, Inc. was its only affiliated holding and represented 6.0% of the value of the fund's investments in securities.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $127,320,000 and $103,597,000, respectively, for the six months ended June 30, 2004. Purchases and sales of U.S. government securities aggregated $217,471,000 and $178,523,000, respectively, for the six months ended June 30, 2004.


NOTE 3 - FEDERAL INCOME TAXES


No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $9,793,000 of unused capital loss carryforwards, of which $9,793,000 expire in 2010.

At June 30, 2004, the cost of investments for federal income tax purposes was $1,986,943,000. Net unrealized gain aggregated $487,969,000 at period-end, of which $525,127,000 related to appreciated investments and $37,158,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS


The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $755,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $2,298,000 for the six months ended June 30, 2004, of which $373,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six ended June 30, 2004, dividend income from the Reserve Funds totaled $440,000.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. Because the Balanced Fund pays an investment management fee to Price Associates and also indirectly bears its proportionate share of the fee paid by High Yield Fund, Price Associates has agreed to permanently reduce its management fee charged to the Balanced Fund in the amount of the fund's pro rata share of the High Yield Fund's fee. Pursuant to this agreement, the fund's management fee was reduced by $375,000 during the six months ended June 30, 2004. At June 30, 2004, the fund held approximately 20.3% of the High Yield Fund's outstanding shares and, during the six months then ended, recorded dividend income from the High Yield Fund in the amount of $6,133,000.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Balanced Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Balanced Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004